Summary of significant accounting policies (Details) - USD ($)	36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Receivable
Credit losses	$ 0
Bad debt expense	0
Other assets
Prepaid expenses	$ 70,000	$ 0